CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Class A-1 common stock	Class A common stock	Class B common stock	Total Stockholders' Equity	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Total
Beginning balance (Predecessor) at Dec. 31, 2014									$ 401,608
Beginning balance at Dec. 31, 2014							$ (68)	$ 11,510	$ 413,050
Beginning balance (in shares) (Predecessor) at Dec. 31, 2014									38,398,649
Member distributions | Predecessor									$ (4,248)
Member distributions									(4,248)
Equity-based compensation | Predecessor									692
Equity-based compensation									692
Noncontrolling interest in subsidiary								92	92
Net income (loss) | Predecessor									(80,891)
Net income (loss)								(981)	(81,872)
Ending balance (Predecessor) at Dec. 31, 2015									317,161
Ending balance at Dec. 31, 2015							(7)	10,621	$ 327,775
Ending balance (in shares) (Predecessor) at Dec. 31, 2015									38,398,649
Fair value of interest rate swap							61		$ 61
Member contributions | Predecessor									23,519
Member contributions									$ 23,519
Member contributions (in shares) | Predecessor									3,866,864
Purchase of additional controlling interest | Predecessor									$ 707
Purchase of additional controlling interest								(1,055)	(348)
Equity-based compensation | Predecessor									317
Equity-based compensation									317
Noncontrolling interest in subsidiary								138	138
Net income (loss) | Predecessor									(306,481)
Net income (loss)	$ (844)	$ (199)							(313,948)
Ending balance at Dec. 31, 2016	$ 161	$ 38	$ 385	$ 112,716	$ 113,175	$ (1,043)		221,992	334,708
Ending balance (in shares) at Dec. 31, 2016	16,100,000	3,802,972	38,462,541
Beginning balance (Predecessor) at Dec. 19, 2016									35,223
Beginning balance at Dec. 19, 2016								5,297	$ 40,520
Beginning balance (in shares) (Predecessor) at Dec. 19, 2016									42,265,513
Net income (loss)				(1,043)		(1,043)		(2,017)	$ (3,060)
Ending balance at Dec. 31, 2016	$ 161	$ 38	$ 385	112,716	113,175	(1,043)		221,992	334,708
Ending balance (in shares) at Dec. 31, 2016	16,100,000	3,802,972	38,462,541
Beginning balance (Predecessor) at Dec. 19, 2016									35,223
Beginning balance at Dec. 19, 2016								5,297	$ 40,520
Beginning balance (in shares) (Predecessor) at Dec. 19, 2016									42,265,513
Noncontrolling interest in subsidiary				(281,712)	(281,712)			218,712
Reorganization and 144A Offering | Predecessor									$ (35,223)
Reorganization and 144A Offering	$ 161	$ 38	$ 385	332,471	331,887				$ 297,248
Reorganization and 144A Offering (in shares) | Predecessor									(42,265,513)
Reorganization and 144A Offering (in shares)	16,100,000	3,802,972	38,468,541
Ending balance at Dec. 20, 2016	$ 161	$ 38	$ 385	113,759	113,175			224,009	$ 337,768
Ending balance (in shares) at Dec. 20, 2016	16,100,000	3,802,972	38,462,541
Fair value of interest rate swap							$ 7		7
Beginning balance at Dec. 31, 2016	$ 161	$ 38	$ 385	112,716	113,175	(1,043)		221,992	334,708
Beginning balance (in shares) at Dec. 31, 2016	16,100,000	3,802,972	38,462,541
Issuance of shares for initial public offering		$ 100		87,935	87,835			40,569	128,504
Issuance of shares for intial public offering (in shares)		10,005,000
Equity-based compensation				788	788			993	1,781
Noncontrolling interest in subsidiary								(368)	(368)
Net income (loss)				(7,164)		(7,164)		(13,013)	(20,177)
Ending balance at Sep. 30, 2017		$ 305	$ 385	$ 198,641	$ 206,158	$ (8,207)		$ 255,687	$ 454,328
Ending balance (in shares) at Sep. 30, 2017		30,468,249	38,462,541